Tax Matters - Income from Continuing Operations Before Provision for Taxes on Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
United States		$ (8,534)	$ (6,809)	$ (4,744)
International		16,886	15,773	16,984
Income from continuing operations before provision for taxes on income	[1],[2]	$ 8,351	$ 8,965	$ 12,240

[1]	2015 v. 2014––The increase in the domestic loss was primarily due to the loss of exclusivity for Celebrex and Zyvox, higher restructuring charges and higher selling, informational and administrative expenses, partially offset by the performance of certain products including Prevnar 13 and Ibrance, and the impact of Hospira operations. The decrease in international income was primarily due to a foreign currency loss related to Venezuela, higher asset impairments, and the loss of exclusivity for Lyrica in certain developed markets, partially offset by lower R&D costs.The following table provides the components of Provision for taxes on income based on the location of the taxing authorities: Year Ended December 31, (MILLIONS OF DOLLARS) 2016 2015 2014United States Current income taxes: Federal $342 $67 $393State and local (52) (8) 85Deferred income taxes: Federal (419) 300 725State and local (106) (36) (256)Total U.S. tax provision (235) 323 948International Current income taxes 1,532 1,951 2,321Deferred income taxes (175) (284) (149)Total international tax provision 1,358 1,667 2,172Provision for taxes on income $1,123 $1,990 $3,120
[2]	2016 v. 2015––The increase in the domestic loss was primarily due to a charge related to the write-down of HIS net assets to fair value less estimated costs to sell, higher asset impairments, and higher restructuring charges and certain acquisition-related costs, partially offset by the inclusion of a full year of legacy U.S. Hospira operations as compared to four months of U.S. operations in 2015, and lower charges for legal matters. The increase in international income is primarily due to the non-recurrence of a foreign currency loss related to Venezuela partially offset by a charge related to the write-down of HIS net assets to fair value less estimated costs to sell, and higher restructuring charges and certain acquisition-related costs.